UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21162

Name of Fund: BlackRock Basic Value Principal Protected Fund of BlackRock
              Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of March 31, 2007

                                                              Shares                                                     Percent of
                Industry                                        Held  Common Stocks                            Value     Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Above-Average   Diversified Telecommunication Services       100,940  AT&T Inc.                           $   3,980,064      2.3 %
Yield           Communications Equipment                      93,400  Alcatel SA (b)                          1,103,988      0.6
                Metals & Mining                               89,699  Alcoa, Inc.                             3,040,796      1.8
                Capital Markets                               95,900  The Bank of New York Co., Inc.          3,888,745      2.3
                Pharmaceuticals                               77,200  Bristol-Myers Squibb Co.                2,143,072      1.3
                Oil, Gas & Consumable Fuels                   33,500  Chevron Corp.                           2,477,660      1.4
                Multi-Utilities                               16,000  Dominion Resources, Inc.                1,420,320      0.8
                Chemicals                                     14,600  The Dow Chemical Co.                      669,556      0.4
                Chemicals                                     60,300  E.I. du Pont de Nemours & Co.           2,980,629      1.7
                Oil, Gas & Consumable Fuels                  104,800  Exxon Mobil Corp.                       7,907,160      4.6
                Industrial Conglomerates                      94,900  General Electric Co.                    3,355,664      2.0
                Food Products                                 59,400  General Mills, Inc.                     3,458,268      2.0
                Pharmaceuticals                               52,200  GlaxoSmithKline Plc (b)                 2,884,572      1.7
                Aerospace & Defense                           43,800  Honeywell International, Inc.           2,017,428      1.2
                Diversified Financial Services               129,432  JPMorgan Chase & Co.                    6,261,920      3.7
                Pharmaceuticals                               32,500  Johnson & Johnson                       1,958,450      1.1
                Pharmaceuticals                              149,900  Pfizer, Inc.                            3,786,474      2.2
                Electric Utilities                            44,400  The Southern Co.                        1,627,260      1.0
                Diversified Telecommunication Services        82,300  Verizon Communications, Inc.            3,120,816      1.8
                Pharmaceuticals                               27,800  Wyeth                                   1,390,834      0.8
                                                                                                          -------------------------
                                                                                                             59,473,676     34.7
-----------------------------------------------------------------------------------------------------------------------------------
Below-Average   Insurance                                     22,700  The Allstate Corp.                      1,363,362      0.8
Price/          Insurance                                     59,600  American International Group, Inc.      4,006,312      2.3
Earnings Ratio  Diversified Financial Services                65,156  Bank of America Corp.                   3,324,259      1.9
                Health Care Equipment & Supplies              66,300  Baxter International, Inc.              3,492,021      2.0
                Diversified Financial Services                93,000  Citigroup, Inc.                         4,774,620      2.8
                Beverages                                    106,140  Coca-Cola Enterprises, Inc.             2,149,335      1.3
                Oil, Gas & Consumable Fuels                   15,300  Consol Energy, Inc.                       598,689      0.4
                Oil, Gas & Consumable Fuels                    7,500  Devon Energy Corp.                        519,150      0.3
                Media                                         14,000  Gannett Co., Inc.                         788,060      0.5
                Computers & Peripherals                       42,900  Hewlett-Packard Co.                     1,722,006      1.0
                Semiconductors & Semiconductor Equipment     134,700  Intel Corp.                             2,576,811      1.5
                Household Durables                            44,600  Koninklijke Philips Electronics NV      1,699,260      1.0
                Hotels, Restaurants & Leisure                 35,600  McDonald's Corp.                        1,603,780      0.9
                Capital Markets                               52,400  Morgan Stanley                          4,127,024      2.4
                Aerospace & Defense                           46,900  Northrop Grumman Corp.                  3,480,918      2.0

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of March 31, 2007

                                                              Shares                                                     Percent of
                Industry                                        Held  Common Stocks                            Value     Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                Consumer Finance                              20,300  SLM Corp.                           $     830,270      0.5  %
                Pharmaceuticals                              108,200  Schering-Plough Corp.                   2,760,182      1.6
                Insurance                                     59,434  The Travelers Cos., Inc.                3,076,898      1.8
                Food Products                                122,100  Unilever NV (b)                         3,567,762      2.1
                IT Services                                  278,100  Unisys Corp. (a)                        2,344,383      1.4
                Insurance                                     25,400  XL Capital Ltd. Class A                 1,776,984      1.0
                Office Electronics                           144,600  Xerox Corp. (a)                         2,442,294      1.4
                                                                                                          -------------------------
                                                                                                             53,024,380     30.9
-----------------------------------------------------------------------------------------------------------------------------------
Low             Media                                        111,050  Comcast Corp. Special Class A (a)       2,828,444      1.7
Price-to-Book   Machinery                                     20,200  Deere & Co.                             2,194,528      1.3
Value           Semiconductors & Semiconductor Equipment     100,700  Fairchild Semiconductor
                                                                      International, Inc. (a)                 1,683,704      1.0
                Energy Equipment & Services                   59,500  GlobalSantaFe Corp.                     3,669,960      2.1
                Energy Equipment & Services                   46,500  Halliburton Co.                         1,475,910      0.9
                Insurance                                     15,000  Hartford Financial Services
                                                                      Group, Inc.                             1,433,700      0.8
                Household Products                            44,900  Kimberly-Clark Corp.                    3,075,201      1.8
                Semiconductors & Semiconductor Equipment     271,700  LSI Logic Corp. (a)                     2,836,548      1.7
                Semiconductors & Semiconductor Equipment      74,400  Micron Technology, Inc. (a)               898,752      0.5
                Communications Equipment                      67,600  Motorola, Inc.                          1,194,492      0.7
                Aerospace & Defense                           72,500  Raytheon Co.                            3,803,350      2.2
                Household Durables                            36,100  Sony Corp. (b)                          1,822,689      1.1
                Computers & Peripherals                      326,800  Sun Microsystems, Inc. (a)              1,964,068      1.1
                Media                                        193,300  Time Warner, Inc.                       3,811,876      2.2
                Industrial Conglomerates                     142,100  Tyco International Ltd.                 4,483,255      2.6
                Media                                         69,400  Walt Disney Co.                         2,389,442      1.4
                Commercial Banks                             142,200  Wells Fargo & Co.                       4,895,946      2.9
                                                                                                          -------------------------
                                                                                                             44,461,865     26.0
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-Cash   Oil, Gas & Consumable Fuels                   37,000  Peabody Energy Corp.                    1,488,880      0.9
Flow            Diversified Telecommunication Services       152,600  Qwest Communications International
                                                                      Inc. (a)                                1,371,874      0.8
                Wireless Telecommunication Services          125,900  Sprint Nextel Corp.                     2,387,064      1.4
                                                                                                          -------------------------
                                                                                                              5,247,818      3.1
-----------------------------------------------------------------------------------------------------------------------------------
Special         Energy Equipment & Services                   30,900  BJ Services Co.                           862,110      0.5
Situations      Computers & Peripherals                       58,800  International Business Machines
                                                                      Corp.                                   5,542,488      3.2
                Media                                        164,200  Interpublic Group of Cos.,
                                                                      Inc. (a)                                2,021,302      1.2
                                                                                                          -------------------------
                                                                                                              8,425,900      4.9
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $124,033,286)                 170,633,639     99.6
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of March 31, 2007

                                                          Beneficial                                                     Percent of
                                                            Interest  Short-Term Securities                              Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                           $ 881,969  BlackRock Liquidity Series,
                                                                      LLC Cash Sweep Series,
                                                                      5.26% (c)(d)                        $     881,969      0.5 %
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $881,969)                         881,969      0.5
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Number of
                                                           Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                Put Options Purchased                             80  International Business Machines
                                                                      Corp., expiring May 2007 at USD 90          8,400      0.0
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Options Purchased
                                                                      (Premiums Paid - $6,496)                    8,400      0.0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                      (Cost - $124,921,751)                 171,524,008    100.1
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Options Written
-----------------------------------------------------------------------------------------------------------------------------------
                Call Options Written                             180  Baxter International, Inc.,
                                                                      expiring May 2007 at USD 50               (61,200)    (0.0)
                                                                 513  Comcast Corp. Special Class A,
                                                                      expiring July 2007 at USD 28.3            (17,955)    (0.0)
                                                                  80  International Business Machines
                                                                      Corp., expiring July 2007 at
                                                                      USD 100                                   (14,000)    (0.0)
                                                                  71  Northrop Grumman Corp., expiring
                                                                      May 2007 at USD 70                        (35,500)    (0.0)
                                                               2,000  Wells Fargo & Co., expiring
                                                                      April 2007 at USD 35                      (89,000)    (0.1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Options Written
                                                                      (Premiums Received - $573,893)           (217,655)    (0.1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments, Net of Options
                                                                      Written (Cost - $124,347,858*)        171,306,353    100.0

                                                                      Liabilities in Excess of Other
                                                                      Assets                                    (37,703)    (0.0)
                                                                                                          -------------------------
                                                                      Net Assets                          $ 171,268,650    100.0 %
                                                                                                          =========================

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 127,407,406
                                                                  =============
      Gross unrealized appreciation                               $  45,157,493
      Gross unrealized depreciation                                  (1,258,546)
                                                                  -------------
      Net unrealized appreciation                                 $  43,898,947
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of March 31, 2007

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
           Cash Sweep Series                      $ (333,661)           $ 77,795
      --------------------------------------------------------------------------

(d)   Represents the current yield as of March 31, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: May 21, 2007